Short-Term Bond Fund of America®
Investment portfolio
November 30, 2021
unaudited
Bonds, notes & other debt instruments 94.29% U.S. Treasury bonds & notes 53.42% U.S. Treasury 45.99%	Principal amount (000)	Value (000)
U.S. Treasury 2.625% 2021	$50,000	$50,049
U.S. Treasury 0.125% 2022	410,000	409,662
U.S. Treasury 0.125% 2022	310,000	309,843
U.S. Treasury 0.125% 2022	90,000	89,898
U.S. Treasury 0.125% 2022	80,000	80,015
U.S. Treasury 0.125% 2022	38,600	38,589
U.S. Treasury 0.125% 2022	24,000	24,005
U.S. Treasury 0.125% 2022	12,000	12,001
U.S. Treasury 0.375% 2022	1	1
U.S. Treasury 1.50% 2022	235,500	237,763
U.S. Treasury 1.50% 2022	220,605	222,914
U.S. Treasury 1.625% 2022	243,665	247,148
U.S. Treasury 1.75% 2022	35,000	35,146
U.S. Treasury 1.875% 2022	19,480	19,754
U.S. Treasury 2.125% 2022	1,192	1,216
U.S. Treasury 0.125% 2023	398,000	397,172
U.S. Treasury 0.125% 2023	300,000	298,166
U.S. Treasury 0.125% 2023	249,200	248,298
U.S. Treasury 0.125% 2023	150,000	148,624
U.S. Treasury 0.125% 2023	108,500	107,719
U.S. Treasury 0.125% 2023	88,500	88,178
U.S. Treasury 0.125% 2023	85,000	84,515
U.S. Treasury 0.125% 2023	10,500	10,474
U.S. Treasury 0.25% 2023	330,000	328,571
U.S. Treasury 0.25% 2023	171,086	170,670
U.S. Treasury 1.375% 2023	10,000	10,131
U.S. Treasury 2.50% 2023	16,121	16,582
U.S. Treasury 2.625% 2023	223,361	232,755
U.S. Treasury 2.75% 2023	98,795	102,101
U.S. Treasury 0.125% 2024[1]	337,563	334,070
U.S. Treasury 0.25% 2024	250,000	247,728
U.S. Treasury 0.25% 2024	166,064	164,224
U.S. Treasury 0.375% 2024	163,816	162,617
U.S. Treasury 0.375% 2024	3,600	3,561
U.S. Treasury 0.625% 2024	15,690	15,619
U.S. Treasury 1.50% 2024	19,500	19,879
U.S. Treasury 1.75% 2024	39,000	40,080
U.S. Treasury 1.75% 2024	14,080	14,466
U.S. Treasury 2.25% 2024	50,000	51,863
U.S. Treasury 0.25% 2025	13,490	13,082
U.S. Treasury 0.25% 2025	5,000	4,867
U.S. Treasury 0.25% 2025	3,125	3,046
U.S. Treasury 0.375% 2025	35,000	34,338
U.S. Treasury 0.375% 2025	15,000	14,585
U.S. Treasury 0.50% 2025	70	69
Short-Term Bond Fund of America — Page 1 of 20

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2025	$74,640	$75,827
U.S. Treasury 0.375% 2026	29,065	28,228
U.S. Treasury 0.75% 2026	38,485	37,887
U.S. Treasury 0.75% 2026	3,257	3,199
U.S. Treasury 1.125% 2026	21,354	21,328
U.S. Treasury 0.375% 2027	3,500	3,329
U.S. Treasury 0.625% 2027	3,500	3,366
U.S. Treasury 1.125% 2028	377	371
U.S. Treasury 0.625% 2030[1]	2,000	1,878
U.S. Treasury 0.875% 2030	9,850	9,421
U.S. Treasury 1.125% 2031	1,569	1,533
U.S. Treasury 1.25% 2031	1,645	1,620
U.S. Treasury 1.375% 2031	1,098	1,092
U.S. Treasury 1.625% 2031	11,800	12,032
U.S. Treasury 1.375% 2040[1]	1,400	1,290
U.S. Treasury 1.875% 2041[1]	1,465	1,469
U.S. Treasury 1.875% 2051[1]	1,010	1,027
U.S. Treasury 2.00% 2051[1]	170	178
U.S. Treasury 2.375% 2051	100	113
		5,351,242
U.S. Treasury inflation-protected securities 7.43%
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	205,521	210,433
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	187,296	193,620
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	124,765	133,998
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	100,772	109,006
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	51,945	56,580
U.S. Treasury Inflation-Protected Security 0.125% 2031[1,2]	135,922	152,109
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	7,573	8,504
		864,250
Total U.S. Treasury bonds & notes		6,215,492
Mortgage-backed obligations 11.92% Collateralized mortgage-backed obligations (privately originated) 6.57%
Argent Securities, Inc., Series 2005-W2, Class M1, 0.827% 2035[3,4]	3,263	3,263
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[3,4,5]	5,054	5,045
Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 2049[3,4,5]	932	936
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 2049[3,4,5]	6,224	6,256
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[3,4,5]	5,601	5,644
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[3,5]	3,254	3,258
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[3,4,5]	13,135	13,197
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[3,4,5]	9,840	9,975
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 2049[3,4,5]	7,163	7,213
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,4,5]	7,902	7,918
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[3,4,5]	4,393	4,395
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[3,4,5]	4,690	4,687
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[3,4,5]	300	301
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[3,4,5]	37,030	37,043
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[3,4,5]	6,678	6,886
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,4,5]	4,750	4,791
COLT Funding Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 2065[3,5]	2,913	2,923
COLT Funding LLC, Series 2021-5, Class A1, 1.726% 2061[3,4,5]	23,762	23,928
COLT Funding LLC, Series 2021-5, Class A2, 2.606% 2061[3,4,5]	1,554	1,566
Short-Term Bond Fund of America — Page 2 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[3,5]	$4,111	$4,160
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[3,4,5]	1,028	1,064
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[3,4,5]	10,087	10,176
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[3,4,5]	738	740
Finance of America HECM Buyout, Series 2021-HB1, Class A, 0.875% 2031[3,4,5]	4,108	4,110
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,5]	16,427	18,066
Flagstar Mortgage Trust, Series 2021-5INV, Class A5, 2.50% 2051[3,4,5]	3,245	3,306
GCAT, Series 2021-NQM6, Class A1, 1.688% 2066[3,4,5]	41,964	42,233
GS Mortgage-Backed Securities Trust, Series 2020-PJ4, Class A2, 3.00% 2051[3,4,5]	1,059	1,069
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[3,5]	8,482	8,506
Home Partners of America Trust, Series 2021-2, Class B, 2.302% 2026[3,5]	3,000	2,982
Homeward Opportunities Fund Trust, Series 2020-2, 1.657% 2065[3,4,5]	1,955	1,960
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.677% 2036[3,4]	6,255	6,258
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[3,4,5]	2,428	2,450
Imperial Fund LLC, Series 2021-NQM4, Class A1, 2.091% 2057[3,4,5]	6,937	6,985
JPMorgan Mortgage Acquisition Corp., Series 2006-HE1, Class A4, (1-month USD-LIBOR + 0.58%) 0.672% 2036[3,4]	1,554	1,556
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[3,4,5]	38	39
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 2049[3,4,5]	165	167
JPMorgan Mortgage Trust, Series 2019-3, Class A3, 4.00% 2049[3,4,5]	121	122
JPMorgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.00% 2049[3,4,5]	52	52
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.093% 2022[3,4,5,6,7]	1,339	1,339
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,4,5]	14,419	14,476
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[3,4,5]	21,461	21,570
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[3,4,5]	25,978	26,079
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[3,4,5]	3,032	3,015
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067[3,4,5]	8,997	9,061
Mello Mortgage Capital Acceptance, Series 2021-INV1, Class A4, 2.50% 2051[3,4,5]	5,786	5,896
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.892% 2053[3,4,5]	16,998	16,969
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.992% 2053[3,4,5]	23,730	23,726
Mello Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.789% 2055[3,4,5]	9,750	9,712
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[3,4,5]	823	821
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.942% 2055[3,4,5]	27,226	27,253
Metlife Securitization Trust, Series 2017-1A, Class A, 3.00% 2055[3,4,5]	787	805
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[3,4,5]	445	461
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[3,4,5]	4,114	4,128
Mill City Mortgage Trust, Series 2015-1, Class M2, 3.626% 2056[3,4,5]	5,020	5,078
Mill City Mortgage Trust, Series 2016-1, Class A1, 2.50% 2057[3,4,5]	6	6
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.472% 2058[3,4,5]	581	596
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[3,4,5]	3,691	3,759
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 2069[3,4,5]	1,470	1,509
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.091% 2023[3,4,5]	37,199	37,249
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.782% 2022[3,4,5]	61,000	61,079
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[3,4,5]	20,837	20,838
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 2035[3,4,5]	408	432
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 2055[3,4,5]	806	844
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 2056[3,5]	360	382
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 2057[3,4,5]	3,565	3,653
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[3,4,5]	713	745
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[3,4,5]	810	849
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 2058[3,4,5]	593	634
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 2059[3,4,5]	1,890	1,929
Short-Term Bond Fund of America — Page 3 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[3,4,5]	$1,571	$1,600
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[3,4,5]	27,717	27,669
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2032[3,5]	7,365	7,389
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[3,5]	20,890	21,099
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[3,5]	3,365	3,383
Provident Funding Mortgage Trust, Series 2021-INV1, Class A3, 2.50% 2051[3,4,5]	1,090	1,113
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2055[3,4,5]	13,852	13,808
RMF Buyout Issuance Trust, Series 2020-2, Class A, 1.706% 2030[3,4,5]	7,249	7,248
RMF Buyout Issuance Trust, Series 2021-HB1, Class A, 1.259% 2031[3,4,5]	7,618	7,638
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[3,4,5]	3,645	3,591
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[3,4,5]	1,391	1,403
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.742% 2054[3,4,5]	13,000	13,020
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2054[3,4,5]	19,825	19,846
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 2054[3,4,5]	948	975
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[3,4,5]	213	214
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 2055[3,4,5]	95	96
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 2055[3,4,5]	3,866	3,909
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 2055[3,4,5]	2,552	2,618
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[3,4,5]	139	140
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,4,5]	197	199
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[3,4,5]	172	173
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.692% 2057[3,4,5]	3,066	3,066
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[3,4,5]	465	471
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 2057[3,4,5]	194	197
Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 2057[3,4,5]	2,300	2,405
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 1.092% 2058[3,4,5]	2,986	3,000
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[3,4,5]	5,141	5,275
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 2058[3,4,5]	506	519
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 2058[3,4,5]	4,872	5,033
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 2058[3,4,5]	3,311	3,443
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,5]	12,541	12,558
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[3,5]	1,564	1,563
Verus Securitization Trust, Series 2020-2, Class A1, 2.743% 2060[3,4,5]	984	988
Verus Securitization Trust, Series 2021-7, Class A1, 1.829% 2066[3,4,5]	10,745	10,820
Wells Fargo Mortgage-Backed Securities Trust, Series 2020-1, Class A3, 3.00% 2049[3,4,5]	10	10
ZH Trust, Series 2021-1, Class A, 2.253% 2027[3,5]	4,358	4,320
ZH Trust, Series 2021-2, Class A, 2.349% 2027[3,5]	3,811	3,779
		764,697
Federal agency mortgage-backed obligations 2.89%
Fannie Mae Pool #AD2028 4.50% 2025[3]	437	461
Fannie Mae Pool #555538 2.351% 2033[3,4]	304	305
Fannie Mae Pool #888521 2.339% 2034[3,4]	474	504
Fannie Mae Pool #889579 6.00% 2038[3]	1,348	1,581
Fannie Mae Pool #889983 6.00% 2038[3]	559	648
Fannie Mae Pool #AL0095 6.00% 2038[3]	44	51
Fannie Mae Pool #AC2106 2.09% 2039[3,4]	172	182
Fannie Mae Pool #AC1676 2.085% 2039[3,4]	68	71
Fannie Mae Pool #AC6266 2.201% 2039[3,4]	173	183
Fannie Mae Pool #AE7629 2.06% 2040[3,4]	24	25
Fannie Mae Pool #AL9531 2.128% 2041[3,4]	3,030	3,195
Fannie Mae Pool #AL0073 2.145% 2041[3,4]	205	216
Short-Term Bond Fund of America — Page 4 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AE0789 2.164% 2041[3,4]	$262	$276
Fannie Mae Pool #AE0844 2.184% 2041[3,4]	263	278
Fannie Mae Pool #AI8806 5.00% 2041[3]	996	1,131
Fannie Mae Pool #AP7819 1.91% 2042[3,4]	270	284
Fannie Mae Pool #AL2000 1.942% 2042[3,4]	306	321
Fannie Mae Pool #AL1941 1.951% 2042[3,4]	377	396
Fannie Mae Pool #AL2184 1.981% 2042[3,4]	625	658
Fannie Mae Pool #AL9532 1.991% 2042[3,4]	3,507	3,687
Fannie Mae Pool #AL9533 2.035% 2042[3,4]	1,662	1,748
Fannie Mae Pool #AL9530 2.088% 2042[3,4]	2,417	2,546
Fannie Mae Pool #AB9584 3.50% 2043[3]	5	5
Fannie Mae Pool #BK7655 3.907% 2048[3,4]	1,651	1,716
Fannie Mae Pool #BK6971 4.00% 2048[3]	147	157
Fannie Mae Pool #BK2010 4.00% 2048[3]	39	42
Fannie Mae Pool #BK5305 4.00% 2048[3]	21	22
Fannie Mae Pool #CA2493 4.50% 2048[3]	95	102
Fannie Mae Pool #BK9464 3.615% 2049[3,4]	1,565	1,623
Fannie Mae Pool #BN5611 4.091% 2049[3,4]	2,888	2,994
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[3]	1,214	1,222
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[3,4]	1,476	1,480
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[3]	97	97
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[3]	2,876	2,907
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[3]	380	381
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.483% 2023[3,4]	3,146	3,191
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.61% 2024[3,4]	2,646	2,708
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.639% 2024[3,4]	4,228	4,361
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.708% 2024[3,4]	2,882	2,986
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[3]	67	67
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[3]	439	447
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[3]	3,429	3,506
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[3]	5,169	5,273
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[3]	2,169	2,213
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[3]	534	539
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[3]	2,350	2,404
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[3]	602	608
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[3]	140	140
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[3,4]	10	11
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[3,5]	372	376
Freddie Mac Pool #G14740 5.50% 2024[3]	39	40
Freddie Mac Pool #782818 2.375% 2034[3,4]	316	336
Freddie Mac Pool #781228 2.375% 2034[3,4]	267	269
Freddie Mac Pool #A23893 5.50% 2034[3]	209	235
Freddie Mac Pool #1H2524 2.352% 2035[3,4]	574	612
Freddie Mac Pool #848365 2.324% 2036[3,4]	433	462
Freddie Mac Pool #848751 2.33% 2036[3,4]	143	153
Freddie Mac Pool #1L1292 2.505% 2036[3,4]	585	594
Freddie Mac Pool #1L1476 2.555% 2036[3,4]	163	164
Freddie Mac Pool #G02162 5.50% 2036[3]	127	146
Freddie Mac Pool #1B4386 2.099% 2039[3,4]	37	37
Freddie Mac Pool #1B8916 2.12% 2041[3,4]	369	370
Freddie Mac Pool #760014 2.888% 2045[3,4]	630	651
Freddie Mac Pool #SI2002 4.00% 2048[3]	210	225
Freddie Mac Pool #SD8164 3.50% 2051[3]	21	22
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[3]	16	16
Short-Term Bond Fund of America — Page 5 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[3]	$499	$514
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[3]	7,090	7,408
Freddie Mac, Series K727, Class A2, Multi Family, 2.946% 2024[3]	1,600	1,670
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[3]	2,000	2,096
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[3]	1,000	1,048
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[3]	750	795
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[3]	2,075	2,215
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[3]	30	32
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 2026[3]	400	422
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[3]	4,605	4,913
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[3,4]	10	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[3]	9,548	9,910
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[3,4]	9,405	9,746
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[3,4]	6,069	6,286
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[3,4]	18	18
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[3]	8,125	8,467
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[3]	14	15
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[3]	5,414	5,946
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[3]	10,626	11,141
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[3]	1,488	1,554
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 2058[3]	69	72
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[3]	1,651	1,713
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[3]	14,749	15,191
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[3]	843	872
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[3]	2,576	2,686
Government National Mortgage Assn. Pool #MA5653 5.00% 2048[3]	2,949	3,179
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[3]	67	72
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[3]	2,124	2,290
Government National Mortgage Assn. Pool #MA5765 5.00% 2049[3]	636	685
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[3]	61	65
Government National Mortgage Assn. Pool #714621 5.46% 2059[3]	119	133
Government National Mortgage Assn. Pool #710077 4.70% 2061[3]	5	5
Government National Mortgage Assn. Pool #710074 4.72% 2061[3]	2	2
Government National Mortgage Assn. Pool #725879 4.893% 2061[3]	2	2
Government National Mortgage Assn. Pool #725876 4.89% 2061[3]	1	1
Government National Mortgage Assn. Pool #765151 4.94% 2061[3]	5	5
Government National Mortgage Assn. Pool #710085 5.016% 2061[3]	4	4
Government National Mortgage Assn. Pool #721648 5.05% 2061[3]	3	3
Government National Mortgage Assn. Pool #AC1008 4.439% 2063[3]	1	1
Government National Mortgage Assn. Pool #AG8041 4.446% 2063[3]	22	23
Government National Mortgage Assn. Pool #AG8060 4.449% 2063[3]	22	23
Government National Mortgage Assn. Pool #AC0975 4.482% 2063[3]	3	3
Government National Mortgage Assn. Pool #776094 4.907% 2063[3]	2	3
Government National Mortgage Assn. Pool #AG8149 0.738% 2064[3,4]	236	239
Government National Mortgage Assn. Pool #AG8081 4.374% 2064[3]	21	22
Government National Mortgage Assn. Pool #AG8069 4.372% 2064[3]	20	21
Government National Mortgage Assn. Pool #AG8082 4.444% 2064[3]	22	23
Government National Mortgage Assn. Pool #AC1026 4.439% 2064[3]	3	3
Government National Mortgage Assn. Pool #AG8070 4.446% 2064[3]	22	23
Government National Mortgage Assn. Pool #767680 4.558% 2064[3]	39	42
Government National Mortgage Assn. Pool #AG8076 4.804% 2064[3]	4	4
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[3]	20	21
Government National Mortgage Assn. Pool #AO0461 4.619% 2065[3]	64	68
Short-Term Bond Fund of America — Page 6 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 0.79% 2062[3,4]	$970	$968
Government National Mortgage Assn., Series 2012-H20, Class PT, 0.903% 2062[3,4]	15,700	15,680
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year CMT Weekly Rate + 0.60%) 0.69% 2064[3,4]	5,543	5,518
Uniform Mortgage-Backed Security 2.00% 2037[3,8]	78,328	80,051
Uniform Mortgage-Backed Security 2.00% 2037[3,8]	48,716	49,864
Uniform Mortgage-Backed Security 4.50% 2051[3,8]	16,605	17,843
		336,287
Commercial mortgage-backed securities 2.46%
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 2048[3]	500	532
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 2033[3,5]	500	522
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 0.95% 2026[3,4,5]	17,514	17,498
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.679% 2034[3,4,5]	27,861	27,622
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.79% 2036[3,4,5]	21,661	21,584
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 0.989% 2036[3,4,5]	8,798	8,790
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.04% 2036[3,4,5]	679	675
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.76% 2038[3,4,5]	4,783	4,763
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.96% 2038[3,4,5]	1,361	1,355
BXP Trust, Series 2017-GM, Class A, 3.379% 2039[3,5]	1,000	1,071
CIM Retail Portfolio Trust, Series 2021-RETL, Class A, (1-month USD-LIBOR + 1.40%) 1.49% 2026[3,4,5]	1,517	1,517
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[3,4]	1,094	1,121
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4, 4.371% 2046[3,4]	1,550	1,630
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class B, 5.095% 2046[3,4]	1,255	1,315
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 2047[3]	500	527
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A4, 4.023% 2047[3]	1,000	1,053
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[3]	5,390	5,680
Commercial Mortgage Trust, Series 2012-CR1, Class A3, 3.391% 2045[3]	1,686	1,693
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[3,5]	3,250	3,302
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[3,5]	500	514
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.208% 2046[3,4,5]	460	472
Commercial Mortgage Trust, Series 2013-CC10, Class B, 5.063% 2046[3,4,5]	2,750	2,890
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 2047[3]	1,800	1,896
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[3]	750	784
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[3]	1,308	1,387
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[3,4]	1,000	1,055
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[3]	4,000	4,222
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 2050[3]	2,694	2,776
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[3,4]	500	537
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[3]	1,237	1,284
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[3,4,5]	1,141	1,147
Ellington Financial Mortgage Trust, Series 2021-3, Class A1, 1.241% 2066[3,4,5]	4,343	4,313
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.17% 2038[3,4,5]	6,682	6,689
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 2036[3,5]	2,400	2,472
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.01% 2025[3,4,5]	1,846	1,846
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.377% 2045[3]	521	521
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[3]	1,173	1,206
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[3,5]	2,250	2,295
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.243% 2046[3]	2,544	2,663
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271% 2046[3]	890	936
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[3]	1,460	1,519
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.239% 2038[3,4,5]	4,500	4,503
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[3]	948	997
Short-Term Bond Fund of America — Page 7 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[3]	$3,500	$3,604
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3, 3.507% 2045[3]	5,950	5,992
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 2046[3]	940	987
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,5]	605	604
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.14% 2038[3,4,5]	7,227	7,242
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[3,5]	7,193	7,240
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.89% 2026[3,4,5]	13,421	13,410
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[3]	3,000	3,068
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[3,4]	1,511	1,546
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[3]	10,000	10,498
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259% 2046[3,4]	7,963	8,337
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.296% 2046[3,4]	2,000	2,076
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 2047[3]	629	641
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[3]	240	249
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[3,4]	6,985	7,386
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134% 2048[3]	11,390	11,598
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249% 2048[3]	1,250	1,312
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 2048[3]	805	835
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 2052[3]	1,500	1,588
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 0.99% 2038[3,4,5]	3,867	3,867
Motel 6 Trust, Series 2021-MTL6, Class B, (1-month USD-LIBOR + 1.20%) 1.29% 2038[3,4,5]	786	786
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 0.667% 2036[3,4,5]	8,572	8,495
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.831% 2038[3,4,5]	5,890	5,865
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918% 2045[3]	62	62
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[3]	5,160	5,387
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4, 3.548% 2050[3]	1,124	1,153
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[3]	2,000	2,106
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class A3, 2.87% 2045[3]	913	923
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 2045[3]	313	318
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[3]	1,250	1,280
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[3,4]	3,250	3,319
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[3]	6,000	6,087
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 2047[3]	581	615
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 2047[3]	1,580	1,671
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.198% 2048[3]	1,204	1,230
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[3,4]	1,250	1,282
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[3]	1,491	1,548
		285,381
Total mortgage-backed obligations		1,386,365
Asset-backed obligations 11.61%
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[3,5]	15,498	15,580
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[3,5]	7,225	7,409
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[3,5]	1,080	1,128
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[3,5]	12,965	13,667
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[3,5]	12,750	13,501
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[3,5]	1,250	1,290
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[3,5]	2,280	2,345
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,5]	10,786	10,938
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[3,5]	13,197	13,207
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[3,5]	13,537	13,584
Short-Term Bond Fund of America — Page 8 of 20

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[3,5]	$22,156	$22,062
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[3,5]	15,221	15,218
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.074% 2030[3,5]	12,063	12,065
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.072% 2030[3,4,5]	7,947	7,947
American Credit Acceptance Receivables Trust, Series 2021-1, Class A, 0.35% 2024[3,5]	7,300	7,300
American Credit Acceptance Receivables Trust, Series 2021-1, Class B, 0.61% 2025[3,5]	1,441	1,441
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 2024[3]	4,444	4,452
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.048% 2028[3,4,5]	14,768	14,768
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.16% 2030[3,4,5]	20,775	20,775
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,5]	2,145	2,171
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[3,5]	6,365	6,344
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[3,5]	7,965	7,938
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[3,5]	650	642
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[3]	6,593	6,673
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[3]	2,485	2,550
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[3]	651	650
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class A, 2.852% 2037[3,5,6]	1,534	1,526
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.105% 2030[3,4,5]	25,492	25,492
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,5]	18,142	18,076
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,5]	13,075	12,868
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[3,5]	4,004	3,987
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[3,5]	1,256	1,254
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[3,5]	8,531	8,472
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[3,4,5]	258	259
CPS Auto Receivables Trust, Series 2021-A, Class A, 0.35% 2024[3,5]	1,418	1,418
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[3,5]	560	561
CPS Auto Receivables Trust, Series 2020-B, Class B, 2.11% 2026[3,5]	561	562
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[3,5]	586	594
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[3,5]	13,682	13,754
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,5]	23,529	23,754
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[3,5]	10,100	10,045
Drive Auto Receivables Trust, Series 2021-1, Class A2, 0.36% 2023[3]	4,239	4,239
Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.83% 2024[3]	1,465	1,465
Drive Auto Receivables Trust, Series 2021-3, Class A2, 0.52% 2025[3]	20,000	19,998
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[3]	1,938	1,945
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[3]	4,085	4,143
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[3]	3,500	3,535
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[3,5]	1,012	1,013
Drivetime Auto Owner Trust, Series 2019-4A, Class B, 2.36% 2024[3,5]	3,304	3,308
Drivetime Auto Owner Trust, Series 2021-1A, Class A, 0.35% 2025[3,5]	11,053	11,052
Drivetime Auto Owner Trust, Series 2021-2A, Class A, 0.41% 2025[3,5]	7,058	7,051
Drivetime Auto Owner Trust, Series 2021-1A, Class B, 0.62% 2025[3,5]	1,322	1,321
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[3,5]	366	369
Drivetime Auto Owner Trust, Series 2020-2A, Class B, 2.08% 2026[3,5]	2,959	2,983
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[3,5]	1,617	1,666
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.104% 2028[3,4,5]	23,225	23,217
Dryden Senior Loan Fund, CLO, Series 2014-33A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[3,4,5]	18,504	18,504
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[3,5]	1,074	1,062
Short-Term Bond Fund of America — Page 9 of 20

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[3,5]	$1,525	$1,540
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[3,5]	4,077	4,097
Exeter Automobile Receivables Trust, Series 2021-4A, Class A3, 0.68% 2025[3]	12,566	12,562
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[3,5]	2,345	2,393
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 2026[3,5]	3,906	3,904
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,5]	8,417	8,235
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[3,5]	3,697	3,724
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,5]	9,391	9,890
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[3,5]	1,857	1,899
FREED ABS Trust, Series 2021-2, Class A, 0.68% 2028[3,5]	1,797	1,797
Freedom Financial, Series 2021-3FP, Class A, 0.62% 2028[3,5]	1,388	1,387
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,5]	17,082	17,203
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[3,5]	5,061	5,064
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,5]	23,530	23,518
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,5]	21,448	21,487
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[3,5]	20,471	20,223
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[3,5]	6,806	6,771
GM Financial Automobile Leasing Trust, Series 2020-2, Class A2A, 0.71% 2022[3]	238	238
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[3]	4,544	4,554
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2025[3]	4,331	4,405
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.24% 2025[3]	3,130	3,191
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[3,5]	41,982	41,725
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[3,5]	3,660	3,647
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[3,5]	18,970	18,960
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[3,5]	857	855
Invitation Homes Trust, Series 2018-SFR1, Class A, (1-month USD-LIBOR + 0.70%) 0.79% 2037[3,4,5]	844	845
Invitation Homes Trust, Series 2018-SFR3, Class A, (1-month USD-LIBOR + 1.00%) 1.09% 2037[3,4,5]	677	678
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[3,5]	15,385	15,399
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[3,5]	730	731
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[3,4,5]	12,750	12,750
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.13% 2030[3,4,5]	31,785	31,807
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.274% 2029[3,4,5]	27,873	27,873
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[3,5]	7,800	7,809
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[3,5]	12,936	12,875
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[3,5]	4,178	4,131
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[3,5]	6,635	6,585
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[3,5]	13,327	13,152
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,5]	13,528	13,393
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[3,5]	7,037	6,947
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[3,5]	19,916	19,900
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[3,5]	22,960	22,731
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,5]	17,756	17,544
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[3,5]	35,889	35,539
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[3,5]	61,463	60,503
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.094% 2030[3,4,5]	10,145	10,145
OnDeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[3,5]	8,539	8,518
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[3,5]	924	925
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[3,5]	9,200	9,196
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[3,5]	8,636	8,609
Option One Mortgage Loan Trust, Series 2005-3, Class M2, (1-month USD-LIBOR + 0.735%) 0.827% 2035[3,4]	3,026	3,030
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[3,4,5]	14,428	14,467
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 0.928% 2029[3,4,5]	12,500	12,502
Short-Term Bond Fund of America — Page 10 of 20

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.528% 2029[3,4,5]	$4,278	$4,279
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.102% 2027[3,4,5]	4,918	4,920
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.182% 2027[3,4,5]	7,946	7,951
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.18% 2028[3,4,5]	29,746	29,759
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.032% 2029[3,4,5]	7,394	7,394
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 1.342% 2051[3,4,5]	2,521	2,522
Progress Residential Trust, Series 2019-SFR4, Class A, 2.687% 2036[3,5]	471	478
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.064% 2030[3,4,5]	22,775	22,775
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[3,5]	7,846	7,876
Santander Drive Auto Receivables Trust, Series 2021-3, Class A2, 0.29% 2024[3]	4,395	4,394
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[3]	571	571
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49% 2025[3]	3,704	3,722
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 0.589% 2053[3,4,5]	1,848	1,850
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[3,5]	3,031	2,954
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[3,5]	1,205	1,209
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.112% 2030[3,4,5]	27,160	27,168
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.112% 2030[3,4,5]	16,090	16,090
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.204% 2030[3,4,5]	16,955	16,955
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[3,5]	10,026	9,743
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[3,5]	4,283	4,269
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[3,5]	20,651	20,466
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[3,5]	4,182	4,169
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[3,5]	4,058	4,064
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[3,5]	1,307	1,317
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[3,5]	2,371	2,317
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[3,5]	9,819	9,840
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[3,5]	4,901	4,767
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[3,4,5]	2,845	2,925
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[3,5]	10,000	10,357
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[3,5]	15,909	15,830
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94% 2024[3]	3,590	3,618
Volkswagen Auto Lease Trust, Series 2019-A, Class A3, 1.99% 2022[3]	3,625	3,639
Westlake Automobile Receivables Trust, Series 2021-3A, Class A2, 0.57% 2024[3,5]	21,313	21,311
Westlake Automobile Receivables Trust, Series 2020-2, Class A2A, 0.93% 2024[3,5]	6,411	6,419
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 2025[3,5]	4,345	4,366
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[3,5]	2,110	2,141
		1,351,416
Corporate bonds, notes & loans 10.50% Financials 5.67%
ACE INA Holdings, Inc. 2.875% 2022	1,275	1,297
ACE INA Holdings, Inc. 3.35% 2026	1,275	1,374
American Express Co. 1.65% 2026	9,000	8,989
Bank of America Corp. 0.523% 2024 (USD-SOFR + 0.41% on 6/14/2023)[9]	10,000	9,927
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[9]	11,225	10,996
Bank of Nova Scotia 1.35% 2026	7,000	6,921
Commonwealth Bank of Australia (3-month USD-LIBOR + 0.70%) 0.816% 2022[4,5]	5,000	5,009
Dexia Credit Local SA 0.50% 2024[5]	11,000	10,886
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[9]	4,075	3,965
Short-Term Bond Fund of America — Page 11 of 20

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Groupe BPCE SA 1.00% 2026[5]	$11,000	$10,694
Guardian Life Global Funding 0.875% 2025[5]	8,000	7,824
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[9]	20,000	21,672
Intercontinental Exchange, Inc. 0.70% 2023	11,150	11,123
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[9]	12,300	12,170
JPMorgan Chase & Co. 0.768% 2025 (USD-SOFR + 0.49% on 8/9/2024)[9]	12,500	12,333
Lloyds Banking Group PLC 0.695% 2024 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.55% on 5/11/2023)[9]	12,000	11,960
Met Tower Global Funding 0.70% 2024[5]	25,000	24,839
Met Tower Global Funding 1.25% 2026[5]	20,000	19,655
Metropolitan Life Global Funding I 3.375% 2022[5]	5,200	5,218
Metropolitan Life Global Funding I 0.40% 2024[5]	13,575	13,432
Metropolitan Life Global Funding I 3.60% 2024[5]	7,007	7,406
Metropolitan Life Global Funding I 0.95% 2025[5]	905	895
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[9]	13,000	12,953
Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[9]	22,500	22,260
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[9]	19,129	18,984
National Securities Clearing Corp. 0.40% 2023[5]	40,000	39,734
Natwest Markets PLC 0.80% 2024[5]	20,000	19,736
New York Life Global Funding 2.25% 2022[5]	2,760	2,791
New York Life Global Funding 0.90% 2024[5]	20,000	19,917
New York Life Global Funding 0.95% 2025[5]	17,680	17,525
New York Life Global Funding 0.85% 2026[5]	10,000	9,797
Northwestern Mutual Global Funding 0.60% 2024[5]	10,000	9,925
Northwestern Mutual Global Funding 0.80% 2026[5]	16,215	15,842
Rabobank Nederland 2.75% 2022	4,100	4,111
Royal Bank of Canada (3-month USD-LIBOR + 0.73%) 0.862% 2022[4]	10,295	10,308
Royal Bank of Canada 0.425% 2024	18,632	18,466
Royal Bank of Canada 0.75% 2024	8,000	7,913
Royal Bank of Canada 1.20% 2026	10,000	9,856
Skandinaviska Enskilda Banken AB 2.20% 2022[5]	30,000	30,504
Sumitomo Mitsui Financial Group, Inc. 3.936% 2023	14,846	15,687
Swedbank AB 2.80% 2022[5]	6,800	6,849
Swedbank AB 0.85% 2024[5]	20,000	19,903
Toronto-Dominion Bank 0.30% 2023	22,785	22,674
Toronto-Dominion Bank 0.45% 2023	8,080	8,045
Toronto-Dominion Bank 0.75% 2023	14,417	14,434
Toronto-Dominion Bank 0.70% 2024	10,000	9,901
Toronto-Dominion Bank 1.15% 2025	7,208	7,169
Toronto-Dominion Bank 1.20% 2026	10,000	9,861
Toronto-Dominion Bank 1.25% 2026	9,825	9,657
UBS AG 1.75% 2022[5]	6,200	6,227
UBS AG 0.375% 2023[5]	20,000	19,883
UBS AG 0.70% 2024[5]	20,000	19,794
		659,291
Consumer discretionary 1.66%
Amazon.com, Inc. 0.25% 2023	9,210	9,191
Amazon.com, Inc. 0.45% 2024	9,210	9,105
Amazon.com, Inc. 0.80% 2025	8,635	8,511
American Honda Finance Corp. 0.65% 2023	13,250	13,247
American Honda Finance Corp. 0.875% 2023	1,000	1,002
American Honda Finance Corp. 0.55% 2024	12,250	12,093
American Honda Finance Corp. 0.75% 2024	16,000	15,860
Short-Term Bond Fund of America — Page 12 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
American Honda Finance Corp. 1.20% 2025	$764	$760
Bayerische Motoren Werke AG 2.95% 2022[5]	3,000	3,028
Bayerische Motoren Werke AG 3.45% 2023[5]	13,235	13,708
Bayerische Motoren Werke AG 0.75% 2024[5]	18,750	18,578
Bayerische Motoren Werke AG 0.80% 2024[5]	13,735	13,663
Toyota Motor Credit Corp. 0.50% 2023	1,500	1,496
Toyota Motor Credit Corp. 1.35% 2023	8,621	8,709
Toyota Motor Credit Corp. 2.90% 2023	4,000	4,122
Toyota Motor Credit Corp. 0.45% 2024	35,730	35,396
Toyota Motor Credit Corp. 0.625% 2024	15,000	14,820
Toyota Motor Credit Corp. 0.80% 2026	10,695	10,415
		193,704
Information technology 0.64%
Apple, Inc. 0.75% 2023	19,033	19,085
Apple, Inc. 0.55% 2025	1,100	1,075
Apple, Inc. 1.125% 2025	4,352	4,344
Apple, Inc. 0.70% 2026	14,135	13,811
Intuit, Inc. 0.95% 2025	3,955	3,910
Microsoft Corp. 2.875% 2024	20,974	21,838
salesforce.com, inc. 0.625% 2024	10,000	9,919
		73,982
Health care 0.59%
AstraZeneca Finance LLC 0.70% 2024	15,000	14,853
AstraZeneca PLC (3-month USD-LIBOR + 0.665%) 0.823% 2023[4]	11,772	11,866
AstraZeneca PLC 0.70% 2026	1,112	1,075
Bristol-Myers Squibb Company 2.90% 2024	9,005	9,423
Cigna Corp. 1.25% 2026	11,830	11,632
Novartis Capital Corp. 1.75% 2025	10,420	10,601
Novartis Capital Corp. 2.00% 2027	3,656	3,714
UnitedHealth Group, Inc. 1.15% 2026	6,081	6,006
		69,170
Consumer staples 0.55%
7-Eleven, Inc. 0.625% 2023[5]	10,695	10,665
Nestle Holdings, Inc. 0.606% 2024[5]	20,000	19,775
Nestlé Holdings, Inc. 0.625% 2026[5]	8,000	7,771
Nestlé Holdings, Inc. 1.15% 2027[5]	11,000	10,769
Philip Morris International, Inc. 2.50% 2022	1,250	1,270
Philip Morris International, Inc. 2.875% 2024	4,000	4,180
Procter & Gamble Company 0.55% 2025	7,937	7,753
Procter & Gamble Company 1.00% 2026	2,389	2,367
		64,550
Utilities 0.53%
Duke Energy Progress, LLC 3.375% 2023	11,846	12,363
Entergy Corp. 0.62% 2023	12,256	12,178
Entergy Louisiana, LLC 0.95% 2024	16,000	15,850
Southern California Edison Co. (3-month USD-LIBOR + 0.27%) 0.389% 2021[4]	5,575	5,575
Southern California Edison Co. 0.70% 2023	9,285	9,265
Southern California Edison Co. 0.975% 2024	6,375	6,341
		61,572
Short-Term Bond Fund of America — Page 13 of 20

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 0.33%	Principal amount (000)	Value (000)
Alphabet, Inc. 0.45% 2025	$445	$435
Alphabet, Inc. 0.80% 2027	3,315	3,185
Comcast Corp. 3.10% 2025	10,292	10,860
SBA Tower Trust 1.631% 2026[5]	7,443	7,370
Tencent Holdings, Ltd. 1.81% 2026[5]	12,000	12,023
Tencent Holdings, Ltd. 1.81% 2026	4,000	4,008
		37,881
Energy 0.18%
Chevron USA, Inc. 0.426% 2023	1,100	1,097
Chevron USA, Inc. 0.687% 2025	390	382
Exxon Mobil Corp. 1.571% 2023	10,200	10,331
Exxon Mobil Corp. 2.019% 2024	5,125	5,252
Saudi Arabian Oil Co. 1.25% 2023[5]	640	641
Saudi Arabian Oil Co. 1.625% 2025[5]	2,690	2,672
		20,375
Real estate 0.15%
Public Storage 2.37% 2022	2,770	2,808
Public Storage (USD-SOFR + 0.47%) 0.05% 2024[4]	13,770	13,780
Public Storage 0.875% 2026	1,420	1,387
		17,975
Industrials 0.14%
Honeywell International, Inc. 0.483% 2022	1,840	1,840
Siemens AG 0.65% 2024[5]	15,000	14,914
		16,754
Materials 0.06%
Air Products and Chemicals, Inc. 1.50% 2025	6,815	6,866
Total corporate bonds, notes & loans		1,222,120
Bonds & notes of governments & government agencies outside the U.S. 5.72%
Asian Development Bank 0.625% 2024	20,627	20,474
Asian Development Bank 1.00% 2026	19,197	19,109
Caisse d’Amortissement de la Dette Sociale 1.125% 2024[5]	50,000	50,183
Canada 0.75% 2026	23,510	23,111
CPPIB Capital, Inc. 0.875% 2026[5]	11,640	11,310
Denmark (Kingdom of) 0.125% 2022[5]	10,480	10,466
Denmark (Kingdom of) 0.125% 2022	7,850	7,840
Development Bank of Japan, Inc. 1.25% 2026[5]	17,276	17,219
European Bank for Reconstruction & Development 0.50% 2025	13,500	13,262
European Investment Bank 2.00% 2022	9,000	9,155
European Investment Bank 2.25% 2022	11,265	11,334
European Investment Bank 2.25% 2022	6,000	6,084
European Investment Bank 0.25% 2023	3,000	2,984
European Investment Bank 2.25% 2024	8,479	8,803
European Investment Bank 0.375% 2025	8,000	7,770
European Investment Bank 0.625% 2025	3,000	2,957
European Investment Bank 1.625% 2025	4	4
European Investment Bank 1.25% 2031	4,586	4,508
European Stability Mechanism 2.125% 2022[5]	28,324	28,798
European Stability Mechanism 0.375% 2025[5]	7,594	7,387
Inter-American Development Bank 1.75% 2022	15,000	15,175
Short-Term Bond Fund of America — Page 14 of 20

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Inter-American Development Bank 2.125% 2022	$10,000	$10,025
Inter-American Development Bank 0.50% 2024	17,606	17,414
Inter-American Development Bank 0.625% 2025	13,000	12,812
International Bank for Reconstruction and Development 1.625% 2022	5,000	5,014
International Bank for Reconstruction and Development 0.625% 2025	3,000	2,965
International Bank for Reconstruction and Development 0.75% 2025	12,933	12,851
International Bank for Reconstruction and Development 1.625% 2025	6,653	6,794
International Development Association 2.75% 2023[5]	15,000	15,471
International Development Association 0.375% 2025[5]	11,250	10,943
Japan Bank for International Cooperation 1.75% 2024	3,594	3,673
KfW 0.25% 2023	58,008	57,876
KfW 0.25% 2023	23,990	23,855
KfW 0.50% 2024	20,594	20,388
KfW 1.375% 2024	15,165	15,380
KfW 0.375% 2025	8,054	7,864
KfW 0.625% 2026	8,396	8,228
Kommunalbanken 0.50% 2024[5]	9,624	9,499
Kommunalbanken 0.375% 2025[5]	29,932	29,126
Kommuninvest i Sverige Aktiebolag 0.25% 2023[5]	18,327	18,179
Kommuninvest i Sverige Aktiebolag 0.50% 2023[5]	19,752	19,754
Kommuninvest i Sverige Aktiebolag 0.375% 2024[5]	25,000	24,808
Oesterreichische Kontrollbank AG 0.50% 2024	25,194	24,935
Oesterreichische Kontrollbank AG 0.375% 2025	9,375	9,128
Ontario Teachers’ Finance Trust 0.875% 2026[5]	14,141	13,863
Quebec (Province of) 0.60% 2025	7,415	7,200
		665,978
Federal agency bonds & notes 0.85%
Fannie Mae 2.00% 2022	14,444	14,470
Fannie Mae 0.25% 2023	22,381	22,302
Fannie Mae 0.375% 2025[1]	19,044	18,559
Fannie Mae 0.625% 2025	12,100	11,954
Fannie Mae 0.875% 2030	14,375	13,581
Freddie Mac 0.25% 2023	14,244	14,201
Freddie Mac 0.25% 2023	3,750	3,734
Freddie Mac 0.375% 2023	2	2
		98,803
Municipals 0.27% California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	7,500	7,440
Florida 0.12%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	13,725	13,717
New York 0.09%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 0.492% 2024	9,985	9,917
Short-Term Bond Fund of America — Page 15 of 20

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Bonds, notes & other debt instruments (continued) Municipals (continued) Tennessee 0.00%	Principal amount (000)	Value (000)
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	$25	$25
Total municipals		31,099
Total bonds, notes & other debt instruments (cost: $10,953,187,000)		10,971,273
Short-term securities 7.40% Money market investments 7.40%	Shares
Capital Group Central Cash Fund 0.07%[10,11]	8,615,234	861,523
Total short-term securities (cost: $861,463,000)		861,523
Total investment securities 101.69% (cost: $11,814,650,000)		11,832,796
Other assets less liabilities (1.69)%		(196,864)
Net assets 100.00%		$11,635,932
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 11/30/2021 (000)
90 Day Euro Dollar Futures	Long	37	March 2022	$9,224	$(12)
90 Day Euro Dollar Futures	Long	3,703	December 2022	917,187	(2,639)
2 Year U.S. Treasury Note Futures	Long	6,594	March 2022	1,442,334	2,394
5 Year U.S. Treasury Note Futures	Short	12,464	March 2022	(1,513,110)	(11,573)
10 Year U.S. Treasury Note Futures	Short	739	March 2022	(96,670)	(1,068)
10 Year Ultra U.S. Treasury Note Futures	Short	1,632	March 2022	(239,726)	(4,262)
20 Year U.S. Treasury Bond Futures	Short	185	March 2022	(29,993)	(763)
30 Year Ultra U.S. Treasury Bond Futures	Long	9	March 2022	1,805	65
					$(17,858)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional (000)	Value at 11/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 11/30/2021 (000)
Rate	Payment frequency	Rate	Payment frequency
0.10865%	Annual	U.S. EFFR	Annual	3/29/2022	$30,000	$2	$—	$2
U.S. EFFR	Annual	0.34565%	Annual	3/27/2024	30,000	236	—	236
0.278%	Annual	U.S. EFFR	Annual	10/1/2027	3,500	(166)	—	(166)
							$—	$72
Short-Term Bond Fund of America — Page 16 of 20

unaudited
Investments in affiliates11

	Value of affiliate at 9/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 11/30/2021 (000)	Dividend income (000)
Short-term securities 7.40%
Money market investments 7.40%
Capital Group Central Cash Fund 0.07%[10]	$863,461	$624,866	$626,715	$(3)	$(86)	$861,523	$149
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,320,000, which represented .13% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,922,055,000, which represented 25.11% of the net assets of the fund.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,865,000, which represented .02% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Purchased on a TBA basis.
[9]	Step bond; coupon rate may change at a later date.
[10]	Rate represents the seven-day yield at 11/30/2021.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Short-Term Bond Fund of America — Page 17 of 20

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $4,985,167,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $1,419,605,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Short-Term Bond Fund of America — Page 18 of 20

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$6,215,492	$—	$6,215,492
Mortgage-backed obligations	—	1,385,026	1,339	1,386,365
Asset-backed obligations	—	1,351,416	—	1,351,416
Corporate bonds, notes & loans	—	1,222,120	—	1,222,120
Bonds & notes of governments & government agencies outside the U.S.	—	665,978	—	665,978
Federal agency bonds & notes	—	98,803	—	98,803
Municipals	—	31,099	—	31,099
Short-term securities	861,523	—	—	861,523
Total	$861,523	$10,969,934	$1,339	$11,832,796
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,459	$—	$—	$2,459
Unrealized appreciation on interest rate swaps	—	238	—	238
Liabilities:
Unrealized depreciation on futures contracts	(20,317)	—	—	(20,317)
Unrealized depreciation on interest rate swaps	—	(166)	—	(166)
Total	$(17,858)	$72	$—	$(17,786)
*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Key to abbreviations and symbol
Agcy. = Agency
Auth. = Authority
CLO = Collateralized Loan Obligations
CMO = Collateralized Mortgage Obligations
CMT = Constant Maturity Treasury
DAC = Designated Activity Company
Dev. = Development
EFFR = Effective Federal Funds Rate
Fin. = Finance
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Short-Term Bond Fund of America — Page 19 of 20

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-048-0122O-S85376	Short-Term Bond Fund of America — Page 20 of 20